Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our policy is to grant stock options and similar awards in the ordinary course of business in connection with our annual compensation program, hiring new employees, and in recognition of the retention or promotion of employees from time to time. We do not grant stock options or similar awards in anticipation of the release of material nonpublic information, such as a significant positive or negative earnings announcement, and do not time the public release of such information based on stock option grant dates. In addition, it is our policy to not grant stock options or similar awards during periods in which the Company is aware of material nonpublic information about our Company, including (i) during “blackout” periods established in connection with the public release of earnings information under our insider trading policy (each, a “Blackout”) or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information (each, a “Filing Window”).

Under our current practices, stock options are only granted to our executive officers, who do not choose or have influence over the grant date for their individual stock option grants. Stock option grants to our executive officers are generally approved annually at a meeting of our Organization & Compensation Committee that is held during the first quarter of each year, and the grants are generally effective on the first trading day after the meeting on which the grants are eligible to be made under our grant policies discussed above. For example, if the meeting occurs during a Blackout or a Filing Window, the stock option grants will not be effective until after the first business day following the earnings announcement, unless such day is within a Filing Window, in which case such grants will not be effective until after the first business day following the filing of the applicable report with the Securities and Exchange Commission.

During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	Under our current practices, stock options are only granted to our executive officers, who do not choose or have influence over the grant date for their individual stock option grants. Stock option grants to our executive officers are generally approved annually at a meeting of our Organization & Compensation Committee that is held during the first quarter of each year, and the grants are generally effective on the first trading day after the meeting on which the grants are eligible to be made under our grant policies discussed above. For example, if the meeting occurs during a Blackout or a Filing Window, the stock option grants will not be effective until after the first business day following the earnings announcement, unless such day is within a Filing Window, in which case such grants will not be effective until after the first business day following the filing of the applicable report with the Securities and Exchange Commission.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false